Stock-Based Compensation (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 11. Stock-Based Compensation
In 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan provided for the granting of stock-based awards, including stock options, stock appreciation rights, restricted or unrestricted stock awards, phantom stock, performance awards, and other stock-based awards. In connection with the IPO, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2021 Incentive Award Plan (the “2021 Plan”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO and, as a result of which, the Company can no longer make awards under the 2016 Plan. The 2021 Plan provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards. The number of shares initially reserved for issuance under the 2021 Plan was 22,000,000 shares, inclusive of available shares previously reserved for issuance under the 2016 Plan. In addition, the number of shares reserved for issuance under the 2021 Plan is subject to an annual increase on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, equal to the lesser of (A) 3% of the shares outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Company’s board of directors, provided that no more than 22,000,000 shares may be issued upon the exercise of incentive stock options.
Stock Options
During the nine months ended September 30, 2021 and 2020, the Company granted time-based and performance-based stock options to employees and directors. Time-based options granted under the 2016 Plan vest 25% after one year, and then monthly over the next three years whereas time-based options granted under the 2021 Plan vest 25% after one year and then quarterly over the next three years. Time-based options granted under both the 2016 Plan and the 2021 Plan expire 10 years from date of grant and carry an exercise price equal to the fair market value at the date of grant as determined by the Company’s board of directors for options granted under the 2016 Plan and an exercise price equal to the closing price of the Company’s stock at the date of grant for options granted under the 2021 Plan. The overwhelming majority of performance-based options granted prior to the IPO had vesting conditions as follows: 50% of a holder’s award would have vested upon a change in control or an initial public offering if the per share cash price received in connection with such change in control or the per share offering price in such initial public offering was at least $27.41, and the other 50% of the holder’s award would have vested upon a change in control or an initial public offering if the per share cash price received in connection with such change in control or the per share offering price in such initial public offer was at least $36.54. The performance-based options generally carried an exercise price equal to the fair market value at the date of grant as determined by the board of directors and expired 10 years from date of grant. In connection with the IPO, the Company modified the performance-based stock options to market condition-based options such that 50% of a holder’s award will vest if the market price for the Company’s stock reaches and maintains a volume weighted average stock price of $27.41, and the other 50% of the holder’s award will vest if the market price for the Company’s stock reaches and maintains a volume weighted average stock price of $36.54. Each tranche of options is eligible to vest if the applicable volume weighted average stock price goal is achieved during the first measurement period of January through March of 2023, and if such goal(s) are not achieved during such period, then the tranche(s) of options are again eligible to vest during a second measurement period of April through June of 2023. To date, $2.4 million of stock-based compensation expense has been recognized related to the market condition-based options.
Restricted Stock Awards and Units
During 2017, the Company granted 3.9 million time vesting restricted stock awards (“RSAs”). The awards vested over a four-year period starting on October 17, 2016. On the grant date the awards were valued at $0.75 per award totaling $2.9 million. The Company recorded compensation expense for these awards on a straight-line basis over the vesting period, which approximates the service period. The time vesting RSAs were fully vested as of December 31, 2020.
The Company granted 1.6 million shares of funding RSAs during the year ended December 31, 2018. The funding awards only vested in the instances in which the majority owners of the Company purchase preferred stock. The shares vested in an amount equal to a percentage of the number of preferred shares purchased by majority owners of the Company.
On August 23, 2019 and September 4, 2020, all unvested funding RSAs were modified such that the awards vested upon an investment by either of the equity sponsors and the percentage of awards that vested upon such investment was also modified. These modifications did not result in additional compensation expense at the date of each modification; however, future compensation expense for these awards was recognized based on the fair value of the award at the modification date. The compensation expense associated with the unvested funding awards was recorded on the vesting date. Unvested funding RSAs terminated upon the earlier of an IPO or a sale of the Company, as defined in the respective recipients’ Amended and Restated Restricted Stock Award Agreements dated May 7, 2021.
On May 7 and May 20, 2021, the Company issued 7.6 million shares of Series C for $105.8 million and 0.3 million shares of Series C for $4.2 million, respectively, to fund an acquisition. In connection with these contributions, the funding RSAs were modified, and 0.6 million and 18 thousand, respectively, of funding RSAs vested at $17.00 per share. There was nil and $9.7 million in compensation expense recorded in the three and nine months ended September 30, 2021, respectively, in general and administrative expense in the statements of operations and comprehensive loss. There was $2.5 million of compensation expense related to funding restricted stock awards which vested during the three and nine months ended September 30, 2020. In connection with the IPO, all remaining unvested funding awards were cancelled.
In connection with the IPO, the Company issued 0.5 million time vesting restricted stock units (“RSUs”). The awards vest over a four-year period starting on the date of grant, with 25% of the awards vesting on the one year anniversary, and then in equal quarterly installments for the subsequent three years. On the grant date the awards were valued at $17.00 per share totaling $9.1 million. The Company records compensation expense for these awards on a straight-line basis, which approximates the service period. For the three and nine months ended September 30, 2021 the Company recorded $0.6 million related to these time vesting RSUs, the majority of which is included in general and administrative in the accompanying condensed consolidated statements of operations and comprehensive loss.
2021 Employee Stock Purchase Plan
In connection with the IPO, the Company’s board of directors adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP is designed to allow eligible employees to purchase shares of our common stock, at periodic intervals, with their accumulated payroll deductions. The ESPP consists of two components: a Section 423 component, which is intended to qualify under Section 423 of the Internal Revenue Code (the “Code”) and a non-Section 423 component, which need not qualify under Section 423 of the Code. The aggregate number of shares of common stock that were initially reserved for issuance under the ESPP is equal to the sum of (i) 4,500,000 shares and (ii) an annual increase on the first day of each calendar year beginning in 2022 and ending in and including 2031 equal to the lesser of (A) one percent (1%) of the outstanding shares of our common stock on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by our board of directors; provided that in no event will more than 60,000,000 shares of our common stock be available for issuance under the Section 423 component of the ESPP. During the three months ended September 30, 2021 employees were not yet offered the opportunity to participate in the 2021 Employee Stock Purchase Plan and accordingly no compensation expense has been recorded.
Stock-based Compensation Expense
Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Cost of revenues	$173	$—	$178	$—
Sales and marketing	160	—	298	—
Product development	295	—	437	—
General and administrative	4,117	3,470	15,936	5,297
Total stock-based compensation expense	$4,745	$3,470	$16,849	$5,297

Note 11. Stock-Based Compensation
In 2016, the Company adopted the 2016 Equity Incentive Plan (the Plan). The Plan provides for the granting of stock-based awards, including stock options, stock appreciation rights, restricted or unrestricted stock awards, phantom stock, performance awards, and other stock-based awards. The Plan allows for the granting of stock-based awards through January 17, 2027. As of December 31, 2020, the Company has authorized 34.7 million shares of common stock for issuance under the Plan.
Stock options: During 2020 and 2019, the Company granted stock options and restricted stock to employees and directors. Time-based options and restricted stock granted vest 25% after one year, and then monthly over the next three years; carry an exercise price equal to the fair market value at the date of grant as determined by the Company’s board of directors; and expire 10 years from date of grant. The service period is considered the vesting period. Performance-based options vest as follows: 50% of a holder’s award vests upon a change of control or an initial public offering if the per share cash price received in connection with such change of control or the per share offering price in such initial public offering is at least $27.4068, and the other 50% of the holder’s award vests if there is a change of control or the initial public offering price is at least $36.5424. The performance-based options carry an exercise price equal to the fair market value at the date of grant as determined by the Company’s board of directors and expire 10 years from date of grant. To date, no stock compensation expense has been recognized related to the performance-based options as the vesting of such options is not deemed probable.
The relevant data used to determine the value of the time-based and performance-based stock options is as follows:
	2020	2019

Weighted-average risk-free interest rate	1.65%	2.13%
Expected term in years	6.1	5.9
Weighted-average expected volatility	43%	41%
Expected dividends	0%	0%
The summary of time-based stock option activity for the years ended December 31, 2020 and 2019, is as follows:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
	in thousands except for exercise price and term in years
Outstanding balance at January 1, 2019	1,885	$3.30		$207
Granted	428	4.43
Exercised	(270)	2.94
Forfeited	(272)	3.97
Outstanding balance at December 31, 2019	1,771	3.53		2,363
Granted	10,174	9.14
Exercised	(112)	3.01
Forfeited	(186)	6.36
Outstanding balance at December 31, 2020	11,647	$8.39	9.66	$3,575
Exercisable at December 31, 2020	1,222	$3.35	6.63	$3,047
The summary of performance-based option activity for the years ended December 31, 2020 and 2019, is as follows:
	Number of Options	Weighted- Average Exercise Price
Outstanding balance at January 1, 2019	80	$2.95
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding balance at December 31, 2019	80	$2.95
Granted	2,544	9.14
Exercised	—	—
Forfeited	(30)	9.14
Outstanding balance at December 31, 2020	2,594	$8.94
While there is currently no market for the Company’s common stock, the Company estimates the value of its common stock with the assistance of a third-party valuation firm.
The weighted-average grant date fair value of time-based stock options granted was $1.27 and $0.42 for the year ended December 31, 2020 and 2019, respectively. The weighted-average grant date fair value of performance-based stock options granted was $1.29 for the year ended December 31, 2020. Compensation expense of $3.1 million and $0.3 million was recognized in stock-based compensation for the years ended December 31, 2020 and 2019, respectively. Compensation expense is recorded in general and administrative expense in the consolidated statements of operations and comprehensive loss. The unrecognized compensation expense associated with outstanding time-based and performance-based stock options at December 31, 2020 was $9.2 million and $3.3 million, respectively. The time-based stock options are expected to be recognized over a weighted average period of 1.2 years. The performance-based options will be recognized upon applicable performance conditions being met. Certain immaterial related tax benefits of the stock-based compensation expense and exercise of stock options have been recognized in the statement of operations and comprehensive loss for the years ended December 31, 2020 and 2019.
Restricted Stock Awards
During 2017, the Company granted 3.9 million time vesting restricted stock awards. The awards vest over a four-year period starting on October 17, 2016. On the grant date the awards were valued at $0.75 per award totaling $2.9 million. The Company records compensation expense for these awards on a straight-line basis over the vesting period, which approximates the service period. Compensation expense of $0.6 million and $0.7 million was recognized in general and administrative in the statement of operations and comprehensive loss for the years ended December 31, 2020 and 2019, respectively. There was no unrecognized compensation expense associated with the time vesting awards as of December 31, 2020.
The summary of time vesting restricted stock awards activity for the years ended December 31, 2020 and 2019, is as follows:
	Units	Weighted- Average Grant Date Fair Value
	in thousands except for fair value
Unvested, restricted stock awards at January 1, 2019	1,807	$0.75
Granted	—	—
Vested	(975)	0.75
Unvested, restricted stock awards at December 31, 2019	832	0.75
Granted	—	—
Vested	(832)	0.75
Unvested, restricted stock awards at December 31, 2020	—	$—
The Company also granted 1.6 million shares of funding restricted stock awards during the year ended December 31, 2018. The funding awards only vest in the instances in which the majority owners of the Company purchase preferred stock. The shares will vest in an amount equal to a percentage of the number of preferred shares purchased by majority owners of the Company.
On August 23, 2019 and September 4, 2020, all unvested funding restricted stock awards were modified such that the awards vest upon an investment by either PSG or Silver Lake and the percentage of awards that vest upon such investment was also modified. These modifications did not result in additional compensation expense at the date of each modification; however, future compensation expense for these awards will be recognized based on the fair value of the award at the modification date. The compensation expense associated with the unvested funding awards will be recorded on the vesting date. As discussed in Note 10, the Equity Sponsors purchased additional preferred stock in 2020 and as a result, certain funding restricted stock awards vested. Unvested funding restricted stock awards terminate upon the earlier of an Initial Public Offering or a sale of the Company, as defined in the 2016 Stockholders’ Agreement.
The summary of funding restricted stock awards activity for the years ended December 31, 2020 and 2019, is as follows:
	Units	Weighted- Average Grant Date Fair Value
	in thousands except for fair value
Unvested, restricted stock awards at January 1, 2019	3,233	$—
Granted	—	—
Vested	—	—
Unvested, restricted stock awards at December 31, 2019	3,233	4.86
Granted	—	—
Vested	(1,205)	5.81
Unvested, restricted stock awards at December 31, 2020	2,028	$5.81
The recognized compensation cost was $7.0 million and nil for the years ended December 31, 2020 and 2019, respectively. The compensation expense is recorded in general and administrative expense in the statement of operations and comprehensive loss. Unrecognized compensation expense related to unvested funding restricted stock awards as of December 31, 2020, was $11.8 million.